Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions
Schedule of amounts due from/to related parties

As of December 31, 2018 and 2019, amounts due from/to related parties are summarized as below:

	As of December 31,
	2018	2019
	RMB	RMB
Amounts due from related parties, current
Tencent	167,963	133,201
58 Finance	82,725	339,415
Others	7,866	17,485
Total	258,554	490,101

Amounts due from related parties, non-current
58 Finance	491,656	191,055
Others	—	13,500
Total	491,656	204,555

Amounts due to related parties, current
Tencent	45,854	65,153
Others	10,758	33,655
Total	56,612	98,808